Note 20 - Asset Retirement Obligations ("ARO") (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for asset retirement obligations [text block]
Description	12/31/2024	12/31/2023
Opening balances	3,836	6,547

Accretion of asset retirement obligation	213	414
Addition (reversal) of fixed assets	874	(758)
Reversal of exploration assets	(143)	(2,821)
Foreign currency translation adjustment of subsidiary	(605)	454

Asset retirement obligations total	4,175	3,836